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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2000

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

                       Approx Asset
Date             Number    Price    Value or Approx       Seller
Each   Ident     Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec      Purch     Share    at Time of Purch      Broker


12-01   CEE     10800     11.2326      14.83         Weeden & Co
12-04   " "      6000     11.1250      14.93             " "
12-05   " "      2400     11.4375      15.59             " "
12-11   " "      2900     11.9504      16.30             " "
12-12   " "      5700     12.0406      16.41             " "
12-13   " "      5700     11.8750      16.44             " "
12-14   " "      5700     11.8750      16.75             " "
12-15   " "      4200     11.9628      16.70             " "
12-20   " "      3200     12.2500      16.81             " "
12-21   " "      2800     12.2277      16.76             " "
12-22   " "      3600     12.3698      17.19             " "
12-27   " "      3600     12.5694      17.69             " "
12-28   " "      4200     12.8423      17.60             " "

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The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          01/02/01